NOTES PAYABLE - Narrative (Details) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended																	3 Months Ended			6 Months Ended
	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) AGREEMENT	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($) TRANCHES	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Jul. 31, 2020 USD ($) Day	Dec. 31, 2018 USD ($)	Jun. 30, 2022 USD ($) EMPLOYEE $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) AGREEMENT	Jun. 30, 2022 USD ($) EMPLOYEE $ / shares shares	Dec. 31, 2022	Jan. 19, 2022 $ / shares	Nov. 30, 2011
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares																		14.9			14.9
Exercise price of warrants (in dollars per share) | $ / shares																		$ 11.5			$ 11.5
Warrants term																		5 years			5 years
Convertible debt, conversion price (in dollars per share) | $ / shares																							$ 8
Conversion of Convertible Notes
Debt Instrument [Line Items]
Debt conversion, converted amount																		$ 1,600			$ 1,600
Debt conversion, converted instrument, shares issued (in shares) | shares																		0.2			0.2
Stockholder Loan Warrants
Debt Instrument [Line Items]
Warrants outstanding (in shares) | shares														0.2
Exercise price of warrants (in dollars per share) | $ / shares														$ 4.21
Proceeds from issuance of warrants														$ 500
Equipment Loan
Debt Instrument [Line Items]
Interest rate per annum						13.10%														13.10%
Convertible Notes
Debt Instrument [Line Items]
Note payable face amount						$ 514,800														$ 514,800
Interest rate per annum																		10.00%			10.00%
Paid-in-kind interest																		$ 23,000
Convertible notes payable, payable in cash percent						4.00%												4.00%		4.00%	4.00%
Convertible debt, conversion price (in dollars per share) | $ / shares																							8
Convertible notes payable, payable in kind percent						6.00%												6.00%		6.00%	6.00%
Notes Payable
Debt Instrument [Line Items]
Notes payable						$ 696,486												$ 883,938		$ 696,486	$ 883,938
Kentucky note | Secured Promissory Notes Payable
Debt Instrument [Line Items]
Debt instrument, term																	5 years
Note payable face amount																	$ 2,400
Interest rate per annum																	5.00%
Effective interest rate																	5.00%
Kentucky note | Notes Payable
Debt Instrument [Line Items]
Notes payable						1,032												784		1,032	784
Genesis loan | Secured Debt
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																$ 13,000
Proceeds from lines of credit																$ 5,300
Genesis loan | Secured Debt | Line of Credit
Debt Instrument [Line Items]
Debt instrument, term																20 months
Interest rate per annum																16.00%
Effective interest rate																28.00%
Number of installment | Day																3
Genesis loan | Notes Payable
Debt Instrument [Line Items]
Notes payable						552												0		552	0
NYDIG loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term							24 months			24 months	24 months				24 months
Interest rate per annum										14.25%	14.25%				15.00%									11.00%
Effective interest rate										16.00%	17.00%				16.00%									11.00%
Proceeds from issuance of debt							$ 33,400			$ 26,100	$ 13,400		$ 3,800		$ 800
NYDIG loan | Notes Payable
Debt Instrument [Line Items]
Notes payable						67,435												48,642		67,435	48,642
Stockholder loan
Debt Instrument [Line Items]
Warrants term														2 years
Stockholder loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term														2 years
Note payable face amount														$ 10,000
Interest rate per annum														10.00%
Effective interest rate														20.00%
Proceeds from issuance of debt														$ 9,500
Stockholder loan | Notes Payable
Debt Instrument [Line Items]
Notes payable						10,000												10,000		10,000	10,000
Trinity loan | Notes Payable
Debt Instrument [Line Items]
Notes payable						19,641												26,148		19,641	26,148
Trinity loan | Revolving Credit Facility
Debt Instrument [Line Items]
Effective interest rate									11.00%
Line of credit facility, maximum borrowing capacity									$ 30,000
Proceeds from lines of credit						5,000	14,000		$ 1,000
Proceeds from issuance of debt				$ 10,000
Line of credit facility, expiration period									36 months
Bremer loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term								60 months
Interest rate per annum								5.50%
Effective interest rate								5.60%
Line of credit facility, maximum borrowing capacity								$ 16,200
Proceeds from lines of credit		$ 700																	$ 4,800	15,200
Number of installment | TRANCHES								2
Line of credit facility, additional borrowing capacity																		$ 9,600			$ 9,600
Debt instrument, covenant terms, fixed charge coverage ratio																		1			1
Debt instrument, interest rate buydown, amount																		$ 800			$ 800
Debt instrument, interest rate buydown terms, minimum continued operation period required																					5 years
Minimum number of additional full time employees | EMPLOYEE																		13			13
Interest rate buydown terms, full time employee employment period																					2 years
Bremer loan | Equipment Loan | Forecast
Debt Instrument [Line Items]
Debt instrument, covenant terms, minimum debt service coverage ratio																						1.2
Bremer loan | Notes Payable
Debt Instrument [Line Items]
Notes payable						$ 15,066												$ 20,116		$ 15,066	$ 20,116
Blockfi loan | Equipment Loan
Debt Instrument [Line Items]
Effective interest rate						13.10%														13.10%
Line of credit facility, maximum borrowing capacity						$ 110,000														$ 110,000
Proceeds from lines of credit					$ 20,000	$ 60,000
Debt instrument, number of lending agreements | AGREEMENT						2														2
Line of credit facility, remaining borrowing capacity																		30,000			30,000
Blockfi loan | Notes Payable
Debt Instrument [Line Items]
Notes payable						$ 60,000												60,652		$ 60,000	60,652
Blockfi Loan, Credit Agreement One | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term						24 months
Interest rate per annum						9.70%														9.70%
Effective interest rate						10.10%														10.10%
Line of credit facility, maximum borrowing capacity						$ 10,000														$ 10,000
Blockfi Loan, Credit Agreement Two | Equipment Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						100,000														100,000
Anchor Labs loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term	24 months		24 months
Note payable face amount	$ 11,700		$ 20,000																$ 20,000
Effective interest rate	12.50%		12.50%																12.50%
Proceeds from lines of credit	$ 11,700		$ 20,000
Anchor Labs loan | Notes Payable
Debt Instrument [Line Items]
Notes payable						0												30,016		0	30,016
Mass Mutual Barings loans | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term			36 months
Note payable face amount			$ 100,000																$ 100,000
Effective interest rate			9.80%																9.80%
Proceeds from lines of credit	$ 30,000	$ 39,600
Unused borrowing capacity, amount																		30,400			30,400
Mass Mutual Barings loans | Notes Payable
Debt Instrument [Line Items]
Notes payable						0												65,550		0	65,550
B. Riley Bridge Notes | Notes Payable
Debt Instrument [Line Items]
Notes payable						0												75,000		0	75,000
B. Riley Bridge Notes | Bridge Loan
Debt Instrument [Line Items]
Effective interest rate		7.00%
B. Riley Bridge Notes | Bridge Loan | B. Riley Commercial Capital, LLC
Debt Instrument [Line Items]
Note payable face amount		$ 60,000
B. Riley Bridge Notes | Bridge Loan | Affiliate Of B. Riley Commercial Capital, LLC
Debt Instrument [Line Items]
Note payable face amount		$ 15,000
Liberty loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term		24 months
Note payable face amount		$ 11,000
Effective interest rate		10.60%
Proceeds from lines of credit		$ 11,000
Liberty loan | Notes Payable
Debt Instrument [Line Items]
Notes payable						0												$ 8,676		0	$ 8,676
Secured Convertible Notes
Debt Instrument [Line Items]
Convertible debt, conversion price, percentage of financing price																		80.00%			80.00%
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value																		2			2
Convertible debt, amount owed if held to maturity																		$ 455,100			$ 455,100
Convertible debt, amount owed if prepaid																		777,200			777,200
Secured Convertible Notes | Convertible Notes
Debt Instrument [Line Items]
Note payable face amount		$ 215,000
Secured Convertible Notes | Notes Payable
Debt Instrument [Line Items]
Notes payable						220,871												227,528		220,871	227,528
Unsecured Convertible Notes Issued Aug-Nov 2021 | Convertible Notes
Debt Instrument [Line Items]
Note payable face amount							$ 299,800
Stockholder loan
Debt Instrument [Line Items]
Repayments of debt												$ 30,000
Convertible Notes Mature In April 2025
Debt Instrument [Line Items]
Convertible debt, conversion price (in dollars per share) | $ / shares																							$ 8
Convertible debt, conversion price, percentage of financing price																							80.00%
Convertible Notes Mature In April 2025 | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Convertible notes payable, fair value						557,007												726,554		557,007	726,554
Convertible Notes Mature In April 2025 | Principal
Debt Instrument [Line Items]
Convertible notes payable, fair value						522,097												536,281		522,097	536,281
Convertible Notes Mature In April 2025 | Level 2 | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Convertible notes payable, fair value						0												0		0	0
Convertible Notes Mature In April 2025 | Fair Value, Recurring | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Convertible notes payable, fair value																		726,600			726,600
Convertible Notes Mature In April 2025 | Fair Value, Recurring | Level 2 | Principal
Debt Instrument [Line Items]
Convertible notes payable, fair value																		536,300			536,300
Convertible Notes Mature In April 2025 | Convertible Notes
Debt Instrument [Line Items]
Debt issuance costs																					13,100
Convertible Notes Mature In April 2025 | Notes Payable
Debt Instrument [Line Items]
Notes payable																		$ 536,300			$ 536,300
Other Convertible Notes
Debt Instrument [Line Items]
Convertible debt, conversion price, percentage of financing price																		80.00%			80.00%
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value																		1			1
Other Convertible Notes | Notes Payable
Debt Instrument [Line Items]
Notes payable						$ 301,226												$ 308,753		$ 301,226	$ 308,753